Exhibit 99.1

Nissan Auto Receivables 2026-A Owner Trust

Servicer’s Certificate

Collection Period	31-Jul-26	30/360 Days	30	Collection Period Start	1-Jul-26
Distribution Date	17-Aug-26	Actual/360 Days	33	Collection Period End	31-Jul-26
				Prior Month Settlement Date	15-Jul-26
				Current Month Settlement Date	17-Aug-26

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,394,765,218.37	1,307,185,362.57	1,262,894,735.51	0.985667
Yield Supplement Overcollaterization		113,506,747.22	103,424,374.96	98,553,739.14
Total Adjusted Pool Balance		1,281,258,471.15	1,203,760,987.61	1,164,340,996.37
Total Adjusted Securities		1,281,258,471.15	1,203,760,987.61	1,164,340,996.37	0.908748
Class A-1 Notes	3.79600%	260,000,000.00	182,502,516.46	143,082,525.22	0.550317
Class A-2a Notes	4.19000%	240,000,000.00	240,000,000.00	240,000,000.00	1.000000
Class A-2b Notes	4.05539%	198,130,000.00	198,130,000.00	198,130,000.00	1.000000
Class A-3 Notes	4.47000%	438,130,000.00	438,130,000.00	438,130,000.00	1.000000
Class A-4 Notes	4.64000%	93,750,000.00	93,750,000.00	93,750,000.00	1.000000
Class B Notes	4.87000%	21,140,000.00	21,140,000.00	21,140,000.00	1.000000
Class C Notes	5.07000%	17,300,000.00	17,300,000.00	17,300,000.00	1.000000
Certificates	0.00000%	12,808,471.15	12,808,471.15	12,808,471.15	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	39,419,991.24	635,047.92	151.6153509	2.4424920
Class A-2a Notes	0.00	838,000.00	—	3.4916667
Class A-2b Notes	0.00	736,536.55	—	3.7174408
Class A-3 Notes	0.00	1,632,034.25	—	3.7250000
Class A-4 Notes	0.00	362,500.00	—	3.8666667
Class B Notes	0.00	85,793.17	—	4.0583335
Class C Notes	0.00	73,092.50	—	4.2250000
Certificates	0.00	0.00	—	—

Total Securities	39,419,991.24	4,363,004.39

I. COLLECTIONS

Interest:
Interest Collections				4,867,219.65
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				4,867,219.65
Principal:
Principal Collections				43,936,366.40
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				43,936,366.40
Recoveries of Defaulted Receivables				132,882.34

Total Collections				48,936,468.39

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			49,759	1,203,760,987.61
Total Principal Payment				39,419,991.24

			49,015	1,164,340,996.37

Nissan Auto Receivables 2026-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	48,936,468.39
Reserve Account Draw	0.00
Total Available for Distribution	48,936,468.39
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,089,321.14
Servicing Fee Paid	1,089,321.14
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	635,047.92
Class A-1 Notes Monthly Interest Paid	635,047.92
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	838,000.00
Class A-2a Notes Monthly Interest Paid	838,000.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	736,536.55
Class A-2b Notes Monthly Interest Paid	736,536.55
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,632,034.25
Class A-3 Notes Monthly Interest Paid	1,632,034.25
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	362,500.00
Class A-4 Notes Monthly Interest Paid	362,500.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest Distributable Amount	85,793.17
Class B Notes Monthly Interest Paid	85,793.17
Change in Class B Notes Interest Carryover Shortfall	0.00
Class C Notes Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Interest Distributable Amount	73,092.50
Class C Notes Monthly Interest Paid	73,092.50
Change in Class C Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2026-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		4,363,004.39
Total Note Monthly Interest Paid		4,363,004.39
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		43,484,142.86
4. Total Monthly Principal Paid on the Notes		39,419,991.24
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		39,419,991.24
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		4,064,151.62
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		4,064,151.62

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,203,146.18
Required Reserve Account Amount		3,203,146.18
Beginning Reserve Account Balance		3,203,146.18
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,203,146.18
Required Reserve Account Amount for Next Period		3,203,146.18

VI. POOL STATISTICS

Weighted Average Coupon		4.43%
Weighted Average Remaining Maturity		51.56

	Amount	Number
Principal on Defaulted Receivables	354,260.66	13
Principal Recoveries of Defaulted Receivables	132,882.34

Monthly Net Losses	221,378.32
Pool Balance at Beginning of Collection Period	1,307,185,362.57
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.20%
Net Loss Ratio for Preceding Collection Period	0.19%
Net Loss Ratio for Current Collection Period	0.20%
Four-Month Average Net Loss Ratio	0.15%
Cumulative Net Losses for all Periods	659,842.39

Nissan Auto Receivables 2026-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,036,938.17	83	0.16%
61-90 Days Delinquent	488,127.82	17	0.04%
91-120 Days Delinquent	36,760.72	1	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,561,826.71	101	0.20%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.02%	0.02%
Delinquency Ratio for Current Collection Period	0.04%	0.04%
Four-Month Average Delinquency Ratio	0.02%	0.01%
60 Day Delinquent Receivables	576,798.10
Delinquency Percentage	0.05%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	3,131,802.16
Number of Extensions	109

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO